PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS (Summary of Deposits) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Deposits for office leases and others	¥ 5,810	$ 837	¥ 1,217